SUBSEQUENT EVENTS (Details) - 2025 Facility Agreements	Jan. 30, 2025 USD ($) item agreement	Jan. 31, 2024 USD ($) item
SUBSEQUENT EVENTS
Number of banks | item		2
Maximum principal amount		$ 100,000
Credit line		$ 100,000
Subsequent Event
SUBSEQUENT EVENTS
Number of credit agreements entered | agreement	3
Number of banks | item	3
Maximum principal amount	$ 200,000